Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS LAUREL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000053808
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2012
Dreyfus Global Equity Income Fund (Prospectus Summary) | Dreyfus Global Equity Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEQAX
Dreyfus Global Equity Income Fund (Prospectus Summary) | Dreyfus Global Equity Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEQCX
Dreyfus Global Equity Income Fund (Prospectus Summary) | Dreyfus Global Equity Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DQEIX
Dreyfus International Bond Fund (Prospectus Summary) | Dreyfus International Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBAX
Dreyfus International Bond Fund (Prospectus Summary) | Dreyfus International Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBCX
Dreyfus International Bond Fund (Prospectus Summary) | Dreyfus International Bond Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBRX